Insurance Net Investment Result - Summary of Impairment (Losses) / Reversals (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss	€ (69)	€ (237)	€ (119)
Impairment (losses) / reversals	(63)	(229)	(90)
Debt securities and money market instruments[member] | Financial Assets Excluding Receivables [Member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss	(21)	(40)	(4)
Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment (losses) / reversals	(46)	(190)	(86)
Income Or Loss From Insurance And Investment Contracts [Member] | Non Financial Assets And Receivables [Member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment (losses) / reversals	(5)	(3)	(31)
Income Or Loss From Insurance And Investment Contracts [Member] | Debt securities and money market instruments[member] | Financial Assets Excluding Receivables [Member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss	(107)	(103)	(77)
Reversal of impairment loss recognised in profit or loss	9	3	37
Income Or Loss From Insurance And Investment Contracts [Member] | Loans [member] | Financial Assets Excluding Receivables [Member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss	€ 57	€ (88)	€ (15)